EARNINGS (LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS (LOSS) PER COMMON SHARE	EARNINGS (LOSS) PER COMMON SHARE
Basic Earnings (Loss) Per Common Share
The calculation of basic loss per common share at December 31, 2020 was based on the loss attributable to common shareholders of $476 million (2019: $1.4 billion(1) earnings) and a weighted average number of common shares outstanding of 550 million (2019: 512 million).
Diluted Earnings (Loss) Per common Share
The calculation of diluted loss per common share at December 31, 2020 was based on loss attributable to common shareholders of $476 million (2019: $1.4 billion(1) earnings), and weighted average number of common shares outstanding after adjustment for the effects of all dilutive potential common shares of 550 million (2019: 514 million).
Earnings (Loss) Attributable to Common Shareholders

For the years ended December 31		2019
($ millions)	2020	(Restated Note 3)
Earnings (loss)	(316)	1,507
Dividends on preferred shares	(148)	(123)
Cumulative dividends on preferred shares, not yet declared	(12)	(8)
Basic and diluted earnings (loss) attributable to common shareholders	(476)	1,376
Weighted Average Number of Common Shares

		2019
(In millions of shares, except as noted)	2020	(Restated Note 3)
Issued common shares at January 1	548	508
Effect of shares issued on Acquisition	—	1
Effect of shares issued on exercise of options	2	3
Basic weighted average number of common shares at December 31	550	512

Dilutive effect of share options on issue(1)	—	2
Diluted weighted average number of common shares at December 31	550	514

Basic earnings (loss) per common share (dollars)	(0.86)	2.69
Diluted earnings (loss) per common share (dollars)	(0.86)	2.68
(1)    The average market value of Pembina's shares for purposes of calculating the dilutive effect of share options for the year ended December 31, 2019 was based on quoted market prices for the period during which the options were outstanding.
For the year ended December 31, 2020, 277 thousand (2019: nil) stock options were excluded from the calculation of diluted earnings (loss) per common share as the impact of these options are anti-dilutive.